Other Payables to TV Stations (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Other Payables To TV Stations (Textual)
Payable to TV station	$ 1,285,743	$ 1,382,194
Kunming TV Station [Member]
Other Payables To TV Stations (Textual)
Payable to TV station	77,175	77,175
YR TV Station [Member]
Other Payables To TV Stations (Textual)
Payable to TV station	$ 1,208,568	$ 1,305,019